TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The Internal Revenue Service (“IRS”) issued an opinion letter dated June 30, 2020 indicating that the pre-approved defined contribution plan document adopted by the Plan, as then-designed, was in compliance with applicable requirements of the Internal Revenue Code (“IRC”). The Company has determined that it is eligible to, and has chosen to, rely on the current IRS pre-approved plan opinion letter. Once qualified, the Plan is required to operate in conformity with the IRC to maintain its qualification. The Plan has been amended subsequent to the IRS ruling. The Plan Administrator believes the Plan is being operated in compliance with the applicable requirements of the IRC and, therefore, believes the Plan is qualified. Therefore, no provision for income taxes has been included in the Plan’s financial statements.

GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the organization has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing authorities; however, there are currently no audits for any tax periods in progress.